CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
ASSETS
Cash and cash equivalents	$ 221,476	$ 250,561
Short-term investments	5,090	6,115
Trade receivables, net of allowances for credit losses of $19,801 and $22,064, respectively	567,931	719,114
Grower advance receivables, net of allowances for credit losses of $10,650 and $9,606, respectively	149,086	72,350
Other receivables, net of allowances for credit losses of $14,235 and $14,066, respectively	156,087	125,908
Inventories, net of allowances of $1,949 and $7,447, respectively	451,926	410,737
Prepaid expenses	56,134	45,339
Other current assets	27,694	11,011
Assets held-for-sale	80	200
Total current assets	1,635,504	1,641,335
Long-term investments	17,347	23,433
Investments in unconsolidated affiliates	115,952	128,407
Actively marketed property	36,842	50,364
Property, plant and equipment, net of accumulated depreciation of $367,856 and $283,677, respectively	1,323,421	1,430,850
Operating lease right-of-use assets	358,699	368,632
Goodwill	487,524	511,333
DOLE brand	306,280	306,280
Other intangible assets, net of accumulated amortization of $112,087 and $117,499, respectively	52,103	62,046
Other assets	147,017	98,917
Deferred income tax assets	47,179	46,371
Total assets	4,527,868	4,667,968
LIABILITIES AND EQUITY
Accounts payable	657,116	696,766
Income taxes payable	17,190	10,316
Accrued liabilities	474,865	464,931
Bank overdrafts	20,284	9,395
Notes payable and current portion of long-term debt, net	78,984	51,785
Current maturities of operating leases	86,563	73,046
Other tax	27,296	35,212
Contingent consideration	1,700	2,958
Pension and postretirement benefits	16,873	17,664
Dividends payable and other current liabilities	19,313	9,078
Total current liabilities	1,400,184	1,371,151
Long-term debt, net	1,208,152	1,297,808
Operating leases, less current maturities	278,429	305,714
Deferred income tax liabilities	150,374	145,689
Income tax payable, less current portion	30,501	40,439
Contingent consideration, less current portion	4,729	4,302
Pension and postretirement benefits, less current portion	135,790	152,149
Other long-term liabilities	62,507	105,310
Total liabilities	3,270,666	3,422,562
Commitments and contingent liabilities (See Note 16)
Redeemable noncontrolling interests	31,770	32,776
Stockholders’ equity:
Common stock — $0.01 par value; 300,000 shares authorized and 94,899 and 94,878 shares outstanding as of September 30, 2022 and December 31, 2021, respectively	949	950
Additional paid-in capital	793,521	792,223
Retained earnings	470,125	413,335
Accumulated other comprehensive loss	(154,137)	(125,919)
Total equity attributable to Dole plc	1,110,458	1,080,589
Equity attributable to noncontrolling interests	114,974	132,041
Total equity	1,225,432	1,212,630
Total liabilities, redeemable noncontrolling interests and equity	$ 4,527,868	$ 4,667,968